Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Tax Domestic and Foreign Current and Deferred Portions of Income Tax Benefits
The domestic and foreign components of (loss) before provision for income taxes and the provision for income taxes were as follows (in millions):

Successor
From October 20, 2021 through December 31, 2021
United States	$(26.8)
Foreign	(3.0)

Net loss before benefit from income taxes	$(29.8)

Income tax provision (benefit):
Current:
Federal	$—
State and local	0.8
Foreign	3.8

Total current provision	$4.6

Deferred:
Federal	$(5.4)
State and local	(1.2)
Foreign	(4.8)

Total deferred benefit	$(11.4)

Total benefit from income taxes	$(6.8)

	Predecessor
	From July 1, 2021 through October 19, 2021	Fiscal Year Ended June 30, 2021	Fiscal Year Ended June 30, 2020	Fiscal Year Ended June 30, 2019
United Kingdom	$(41.2)	$(125.3)	$(118.2)	$(96.3)
United States	(61.2)	(53.8)	(24.5)	(42.0)
Other foreign	(8.9)	14.8	18.1	12.1

Net loss before benefit from income taxes	$(111.3)	$(164.3)	$(124.6)	$(126.2)

Income tax provision (benefit):
Current:
United Kingdom	0.1	0.3	0.6	1.1
United States	1.4	2.4	(6.2)	1.9
Other foreign	2.0	9.4	16.1	9.6

Total current provision	$3.5	$12.1	$10.5	$12.6

Deferred:
United Kingdom	—	—	(0.4)	(0.3)
United States	(7.0)	(15.5)	1.3	(7.2)
Other foreign	(2.1)	(2.5)	(16.9)	(9.3)

Total deferred benefit	$(9.1)	$(18.0)	$(16.0)	$(16.8)

Total benefit from income taxes	$(5.6)	$(5.9)	$(5.5)	$(4.2)

Schedule of Effective Income Tax Rate Reconciliation
The provision (benefit) for income taxes differs from the amount computed by applying the U.S. Federal statutory income tax rate to loss before provision for income taxes as follows:

Successor
From October 20, 2021 through December 31, 2021
Income tax at U.S. Federal statutory rate	21%
State and local taxes, net of federal impact	2%
Foreign tax rate differential	—%
Change in valuation allowance	3%
Stock-based compensation expense	(4)%
Warrant liability change in fair value	1%
Other	—%

Total effective income tax rate	23%

The provision (benefit) for income taxes differs from the amount computed by applying the U.K. statutory income tax rate to loss before provision for income taxes as follows:

	Predecessor
	From July 1, 2021 through October 19, 2021	Fiscal Year Ended June 30, 2021	Fiscal Year Ended June 30, 2020	Fiscal Year Ended June 30, 2019
Income tax at U.K. statutory rate	19%	19%	19%	19%
Subpart F & GILTI	—%	(1)%	(2)%	(4)%
Foreign taxes, including U.S.	1%	(1)%	1%	3%
Transaction costs	(3)%	—%	—%	—%
Change in valuation allowance	(2)%	4%	(8)%	1%
Unrecognized tax benefits	(1)%	(1)%	11%	—%
Nondeductible interest expense	(7)%	(14)%	(17)%	(14)%
Stock-based compensation expense	(2)%	—%	—%	—%
Other	—%	—%	—%	(2)%

Total effective income tax rate	5%	4%	4%	3%

Schedule of Deferred Tax Assets and Liabilities
The components of the Company’s net deferred tax assets and liabilities consist of the following (in millions):

	Successor	Predecessor
	December 31, 2021	June 30, 2021	June 30, 2020
Deferred tax assets:
Net operating loss carryforwards	$24.5	$29.2	$29.2
Federal and state credit carryforwards	13.9	14.3	16.4
Property, plant and equipment	0.6	0.6	2.6
Deferred and other revenue differences	8.6	4.0	—
Interest carryforwards	12.1	11.2	4.9
Other reserves and accrued expenses	15.4	15.0	9.0
Lease liabilities	12.5	—	—
Other assets	2.2	3.7	4.7

Total deferred tax assets	89.8	78.0	66.8
Less: valuation allowance	(20.7)	(29.1)	(29.0)

	$69.1	$48.9	$37.8

	Successor	Predecessor
	December 31, 2021	June 30, 2021	June 30, 2020
Deferred tax liabilities:
Purchased technologies and other intangibles	$(192.1)	$(75.0)	$(58.2)
Deferred and other revenue differences	(7.5)	(8.1)	(0.8)
Property, plant and equipment	(11.9)	(3.9)	(3.0)
Lease right of use assets	(11.4)	—	—
Other liabilities	(1.4)	(1.8)	(4.1)

Total deferred tax liabilities	(224.3)	(88.8)	(66.1)

Net deferred tax liabilities	$(155.2)	$(39.9)	$(28.3)

Summary of Valuation Allowance

	Successor	Predecessor
	From October 20, 2021 through December 31, 2021	From July 1, 2021 through October 19, 2021	Fiscal Year Ended June 30, 2021	Fiscal Year Ended June 30, 2020
Valuation allowance balance – beginning of period	$1.0	$29.1	$29.0	$18.7
Increases/(decreases) resulting from the Mirion Business Combination	19.7	—	—	—
Increases resulting from other business combinations	—	—	0.5	0.3
Other increases	—	1.6	8.6	10.0
Other decreases	$—	$—	$(9.0)	$—

Valuation allowance balance – end of period	$20.7	$30.7	$29.1	$29.0

Summary of Income Tax Contingencies	A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in millions):

	Successor	Predecessor
	From October 20, 2021 through December 31, 2021	From July 1, 2021 through October 19, 2021	Fiscal Year Ended June 30, 2021	Fiscal Year Ended June 30, 2020
Balance, beginning of period	$—	$5.0	$0.8	$13.9
Increases resulting from the Mirion Business Combination	6.5	—	—	—
Current year additions to positions	0.1	1.5	2.6	—
Additions from other business combinations	0.2	—	1.7	—
Lapse of applicable statute of limitations	—	—	(0.1)	(13.1)
Reductions to prior year positions	(0.2)	—	—	—
Foreign currency translation adjustments	—	—	—	—

Balance, end of period	$6.6	$6.5	$5.0	$0.8

Schedule of Open Tax Years by Major Jurisdictions
In many cases, the Company’s uncertain tax positions are related to tax years that remain subject to examination by tax authorities. The following describes open tax years by major tax jurisdictions as of December 31, 2021:

Years Open
Jurisdiction:
Canada	2015 – 2021
France	2019 – 2021
Germany	2016 – 2021
United Kingdom	2016 – 2021
United States—Federal	2016 – 2021
United States—State	2004 – 2021